INCOME TAXES - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of statutory tax rate to effective tax rate [abstract]
Earnings before income taxes	$ 705	$ 812
Statutory rate (%)	27.00%	27.00%
Income taxes at statutory rate	$ 190	$ 219
Foreign currency losses (gains) relating to Canadian operations	11	9
Differences in foreign tax rates	(14)	5
(Earnings) loss from associates and joint ventures	(9)	(15)
U.S. tax reform	9	0
Previously unrecognized tax assets	(4)
Previously unrecognized tax assets	0	(5)
Other	20	15
Income taxes	203	228
Current [abstract]
Current income taxes	54	196
Deferred tax expense (income) [abstract]
Deferred income taxes	149	32
Income taxes	203	228
Canada [member]
Reconciliation of statutory tax rate to effective tax rate [abstract]
Earnings before income taxes	16	79
Current [abstract]
Current income taxes	(11)	23
Deferred tax expense (income) [abstract]
Deferred income taxes	27	7
Foreign [member]
Reconciliation of statutory tax rate to effective tax rate [abstract]
Earnings before income taxes	689	733
Current [abstract]
Current income taxes	65	173
Deferred tax expense (income) [abstract]
Deferred income taxes	$ 122	$ 25